Thrivent International Equity Fund Expense Example - Thrivent International Equity Fund	Oct. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 562
Expense Example, with Redemption, 3 Years	825
Expense Example, with Redemption, 5 Years	1,109
Expense Example, with Redemption, 10 Years	1,915
Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	$ 978